Net Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Long-term deferred tax asset	$ 34.2	$ 18.4
Long-term deferred tax liability	(43.7)	0.0
Deferred Tax Liabilities, Net	$ (9.5)
Net deferred tax (liability) / asset		$ 18.4